Contract Assets and Liabilities - Schedule of Movement in Contract Liabilities (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Contract with Customer, Liability [Abstract]
Balance at beginning of the year		$ 1,144,047	[1]	$ 923,474
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year		(1,148,848)		(926,447)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts		2,319,244		1,143,857
Exchange difference		8,468		3,163
Balance at end of the year	[1]	$ 2,322,911		$ 1,144,047

[1]	Net contract liabilities from joint ventures were US$359,629 and US$536,341 as of March 31, 2025 and 2024, respectively.